EMPLOYEE BENEFITS - Post-employment health care benefit plan - Funded status (Details) - Post-employment health care benefit - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Funded status of the post-employment health benefits plans
Total net liabilities	R$ (362,944)	R$ (298,989)
Present value of the defined benefit obligations
Funded status of the post-employment health benefits plans
Total net liabilities	R$ (362,944)	R$ (298,989)